Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss - EUR (€) € in Thousands, shares in Millions		3 Months Ended		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss
Net sales		€ 646,920	€ 222,985	€ 1,220,421	€ 424,685
Cost of sales, exclusive of depreciation and amortization		(338,345)	(109,399)	(660,964)	(222,467)
Gross profit		308,575	113,585	559,457	202,219
Shipping and payment cost		(101,848)	(33,698)	(187,186)	(63,058)
Marketing expenses		(61,805)	(30,076)	(111,805)	(55,069)
Selling, general and administrative expenses		(144,539)	(48,726)	(319,125)	(104,739)
Depreciation and amortization		(12,348)	(3,929)	(23,857)	(11,057)
Other income (expense), net		1,547	302	(10,823)	(876)
Operating loss		(10,419)	(2,543)	(93,338)	(32,580)
Finance income		1,417		3,369
Finance costs		(3,284)	(1,953)	(6,341)	(3,174)
Finance costs, net		(1,867)	(1,953)	(2,972)	(3,174)
Loss before income taxes		(12,286)	(4,496)	(96,311)	(35,753)
Income tax (expense) benefit		(358)	(193)	(2,927)	7,542
Net loss from continuing operations		(12,644)	(4,689)	(99,238)	(28,211)
Income (loss) from discontinued operations net of tax		5,208		(6,698)
Net loss		(7,436)	(4,689)	(105,935)	(28,211)
Cash Flow Hedge		(2,303)	(4,213)	(4,842)	(3,178)
Income Taxes related to Cash Flow Hedge		643	1,176	1,351	887
Foreign currency translation		(37)	47	6,234	18
Other comprehensive income (loss)		(1,698)	(2,990)	2,743	(2,273)
Comprehensive loss		€ (9,133)	€ (7,679)	€ (103,192)	€ (30,484)
Basic earnings (loss) per share continuing operations (in euro per share)	[1]	€ (0.09)	€ (0.05)	€ (0.71)	€ (0.32)
Diluted earnings (loss) per share continuing operations (in euro per share)		(0.09)	(0.05)	(0.71)	(0.32)
Basic earnings (loss) per share discontinued operations (in euro per share)	[1]	0.04	0	(0.05)	0
Diluted earnings (loss) per share discontinued operations (in euro per share)		0.04	0	(0.05)	0
Basic earnings (loss) per ordinary share (in euro per share)	[1]	(0.05)	(0.05)	(0.76)	(0.32)
Diluted earnings (loss) per ordinary share (in euro per share)		€ (0.05)	€ (0.05)	€ (0.76)	€ (0.32)
Weighted average number of ordinary shares (basic) - in millions	[1],[2]	140.1	87.2	139.9	87.2
Weighted average number of ordinary shares (diluted) - in millions		140.1	87.2	139.9	87.2

[1]	The presented amounts for the three and six months ended December 31, 2025 have been revised in the interim condensed consolidated financial statements – refer to Note 19 for further details.
[2]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to note 14.